NOTE 9 - COMMITMENT AND CONTINGENCIES	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies (See Note 9)
NOTE 9 - COMMITMENT AND CONTINGENCIES

NOTE 9 - COMMITMENT AND CONTINGENCIES

Commitment

In July 2007, the Company entered into a one year office lease agreement at $3,000 per month. The lease agreement expired and has been terminated. In April 2013, the Company entered into a new one year office lease agreement at $450 per month, the lease expires in May 2014. Total rent expense for the periods ended September 30, 2013 and September 30, 2012 was $9,297 and $18,380, respectively.

Contingencies

In the ordinary course of our business, the Company becomes involved in lawsuits and legal proceedings involving claims of medical malpractice related to medical services provided by our affiliated physicians. The Company is currently involved in the settlement stages of one such matter. The accompanying financial statements include an accrual of $50,000 for this matter under the caption accrued legal settlement. This accrual represents the Company’s anticipated deductible on the settlement.

The Company is currently not aware of any other such legal proceedings or claims that they believe will have, individually or in the aggregate, a material adverse affect on its business, financial condition or operating results except for the item described below. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.

In November 2011, the Company became involved in a legal settlement relating to a malpractice claim for $100,000. As a result of the settlement agreement, the Company agreed to pay a total amount of $100,000. As of September 30, 2013 and December 31, 2012, the remaining balance is approximately $79,000 which is due in equal yearly installments of $20,000 over the next four years.

Regulatory Matters

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medicaid programs. We believe that we are in compliance with all applicable laws and regulations. We are not aware of any specific investigations involving allegations of potential wrongdoing.